Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025
Commitments And Contingencies [Line Items]
Total shortfall expenses		$ 13,900
In re Oatly Group AB Securities Litigation
Commitments And Contingencies [Line Items]
Litigation commitments	$ 9,250
Litigation settlement date	Aug. 31, 2024